Share-Based Compensation Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested share-based compensation	$ 122.5
Weighted average period of recognition of unvested share-based compensation (in years)	3
Shares of common stock authorized for issuance under the Plan	40,000,000
Shares available for future grant under the Plan	12,423,266
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the fair value for options to purchase common stock on the date the options are granted	100.00%
Stock Options | Upper Limit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option maximum term (in years)	10 years
Options vest and become exercisable after the date of grant (in years)	4 years
Stock Options | Lower Limit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vest and become exercisable after the date of grant (in years)	1 year
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units vesting description	The stock units granted in 2011 predominately vest at a rate equal to 50% on the third anniversary date of the grant and 50% on the fourth anniversary date.
Number of stock units granted	995,176	1,223,539	646,549
Stock units weighted average grant date fair value	$ 50.79	$ 50.67	$ 56.07
Fair value of shares vested	7.1	19.1	25.6
Restricted Stock Units | Third Anniversary Of Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage at which units can vest	50.00%
Restricted Stock Units | Fourth Anniversary Of Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage at which units can vest	50.00%
Non Employee Directors, Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total value of stock awards granted	$ 1.1	$ 1.1
Number of stock units granted	22,188	21,131